UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   Financial Centre
           --------------------------------------------------
           695 East Main Street
           --------------------------------------------------
           Stamford, Connecticut 06901
           --------------------------------------------------

Form 13F File Number:      028-04235
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 975-9750
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Stamford, Connecticut        11/16/09
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                               -------------

Form 13F Information Table Entry Total:           29
                                               -------------

Form 13F Information Table Value Total:          $43,792
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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

                                                      FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2      COLUMN3       COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                                                           VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
---------------------       --------------    -------    ----------   -------   --  ----  ----------  --------   -------------------

ADVANCED BATTERY TECHNOLOG I  COM             00752H102      113        26,000  SH           SOLE               26,000
ALLIANCE HEALTHCARE SRVCS IN  COM NEW         018606202      128        22,700  SH           SOLE               22,700
AMEDISYS INC                  COM             023436108      271         6,200  SH           SOLE                6,200
APAC CUSTOMER SERVICES INC    COM             00185E106       64        10,800  SH           SOLE               10,800
BASIC ENERGY SVCS INC NEW     COM             06985P100      104        12,289  SH           SOLE               12,289
BECTON DICKINSON & CO         COM             075887109      300         4,300  SH           SOLE                4,300
CALLAWAY GOLF CO              COM             131193104      117        15,400  SH           SOLE               15,400
E TRADE FINANCIAL CORP        COM             269246104       26        15,000  SH           SOLE               15,000
EARTHLINK INC                 COM             270321102      181        21,500  SH           SOLE               21,500
ENERGY XXI (BERMUDA) LTD      COM SHS         G10082108       31        20,000  SH           SOLE               20,000
FLOWERS FOODS INC             COM             343498101      210         8,000  SH           SOLE                8,000
IMPAX LABORATORIES INC        COM             45256B101       93        10,600  SH           SOLE               10,600
ION GEOPHYSICAL CORP          COM             462044108       35        10,000  SH           SOLE               10,000
ISHARES TR INDEX              DJ US BAS MATL  464287838    3,376        61,600  SH           SOLE               61,600
ISHARES TR INDEX              MSCI EMERG MKT  464287234   34,677       891,200  SH           SOLE              891,200
JA SOLAR HOLDINGS CO LTD      SPON ADR        466090107       60        15,000  SH           SOLE               15,000
LAWSON SOFTWARE INC NEW       COM             52078P102       72        11,500  SH           SOLE               11,500
LEVEL 3 COMMUNICATIONS INC    COM             52729N100       42        30,000  SH           SOLE               30,000
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106    2,536        21,600  SH           SOLE               21,600
PETROQUEST ENERGY INC         COM             716748108       78        12,000  SH           SOLE               12,000
PFIZER INC                    COM             717081103      199        12,000  SH           SOLE               12,000
POPULAR INC                   COM             733174106       57        20,000  SH           SOLE               20,000
PROTALIX BIOTHERAPEUTICS INC  COM             74365A101       83        10,000  SH           SOLE               10,000
QWEST COMMUNICATIONS INTL IN  COM             749121109       38        10,000  SH           SOLE               10,000
RAYTHEON CO                   COM NEW         755111507      211         4,400  SH           SOLE                4,400
RESEARCH IN MOTION LTD        COM             760975102      365         5,400  SH           SOLE                5,400
SPRINT NEXTEL CORP            COM SER 1       852061100       73        18,500  SH           SOLE               18,500
TANZANIAN ROYALTY EXPL CORP   COM             87600U104       51        18,100  SH           SOLE               18,100
WAL MART STORES INC           COM             931142103      201         4,100  SH           SOLE                4,100